Digital assets - Schedule of changes in digital assets balance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	$ 861,230	$ 1,003,000
Additions	5,632,576
Dispositions	(1,906,503)
Unrealized (loss) gain	(771,863)	(141,770)
Balance	3,815,440	861,230
Bitcoin [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	356,877	401,000
Additions	2,827,102
Dispositions	(647,000)
Unrealized (loss) gain	(249,368)	(44,123)
Balance	2,287,611	356,877
Dogecoin [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	154,314	201,000
Additions	200,000
Dispositions	(401,000)
Unrealized (loss) gain	46,686	(46,686)
Balance	0	154,314
Solana [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	350,039	401,000
Additions	2,052,166
Dispositions	(661,503)
Unrealized (loss) gain	(404,195)	(50,961)
Balance	1,336,507	350,039
ETH [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0
Additions	132,093
Dispositions	(47,000)
Unrealized (loss) gain	(30,344)
Balance	54,749	0
XRP [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0
Additions	150,000
Dispositions	(150,000)
Unrealized (loss) gain	0
Balance	0	0
SUI [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0
Additions	50,000
Dispositions	0
Unrealized (loss) gain	(27,317)
Balance	22,683	0
LINK [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0
Additions	221,215
Dispositions	0
Unrealized (loss) gain	(107,325)
Balance	$ 113,890	$ 0